Stone Harbor Investment Funds

31 West 52nd Street, 16th Floor

New York, NY 10019

BY EDGAR

September 26, 2014

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549-0213

RE:	Stone Harbor Investment Funds (the “Registrant”)
File Nos. 811-22037

               333-141345

Dear Sir/Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the definitive prospectus dated September 5, 2014, and filed on September 19, 2014.

Please address any comments or questions to the attention of the undersigned at (212) 548-1021.

Sincerely,

/s/ Adam J. Shapiro

Adam J. Shapiro

Secretary

Enclosure